                             Janus Investment Fund
                              Janus Research Fund

                       Supplement dated October 12, 2006
                       To Currently Effective Prospectus

Effective for shares purchased after December 31, 2006, Janus Research Fund (to be renamed Janus Global Research Fund) will impose a redemption fee of 2.00% of the redemption amount for shares redeemed (including exchanges) within three months of purchase.

The following sections of the Prospectus are supplemented or replaced as noted, each effective December 31, 2006.

The following replaces the corresponding paragraph in the "FEES AND EXPENSES" section of the Prospectus:

   SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees, or exchange fees. The Funds are no-load investments, so you will generally not pay any shareholder fees when you buy or sell shares of the Funds. However, if you sell shares of Janus Global Life Sciences Fund, Janus Global Technology Fund, Janus Global Research Fund, INTECH Risk-Managed Stock Fund, Janus Global Opportunities Fund, Janus Overseas Fund, or Janus Worldwide Fund that you have held for three months or less, you may pay a redemption fee.

The following replaces the corresponding table information in the "FEES AND EXPENSES" section of the Prospectus:

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)

    Sales charges.............................................  None
    Redemption fee on shares of Janus Global Life Sciences
      Fund, Janus Global Technology Fund, Janus Global
      Research Fund, INTECH Risk-Managed Stock Fund, Janus
      Global Opportunities Fund, Janus Overseas Fund, and
      Janus Worldwide Fund held for three months or less (as a
      % of amount redeemed)...................................  2.00%(1)(2)(3)
    Exchange fee..............................................  None(3)

 (1) Each Fund may charge a fee to cover the cost of sending a wire transfer for redemptions, and your bank may charge an additional fee to receive the wire. For more information, please refer to the section "Payment of Redemption Proceeds" in this Prospectus.

 (2) The redemption fee may be waived in certain circumstances, as described in the Shareholder's Manual.

 (3) An exchange of Janus Global Life Sciences Fund, Janus Global Technology Fund, Janus Global Research Fund, INTECH Risk-Managed Stock Fund, Janus Global Opportunities Fund, Janus Overseas Fund, or Janus Worldwide Fund shares held for three months or less may be subject to the Funds' 2.00% redemption fee.

The following replaces the corresponding paragraph in the "EXCHANGES" section of the Prospectus:

   An exchange from JANUS GLOBAL LIFE SCIENCES FUND, JANUS GLOBAL TECHNOLOGY FUND, JANUS GLOBAL RESEARCH FUND, INTECH RISK-MANAGED STOCK FUND, JANUS GLOBAL OPPORTUNITIES FUND, JANUS OVERSEAS FUND, or JANUS WORLDWIDE FUND of shares held for three months or less may be subject to the Funds' redemption fee. For more information on redemption fees, including a discussion of the circumstances in which the redemption fee may not apply, see "Redemption Fee."

The following replaces the corresponding paragraph in the "REDEMPTION FEE" section of the Prospectus:

   Redemptions (and exchanges) of shares from JANUS GLOBAL LIFE SCIENCES FUND, JANUS GLOBAL TECHNOLOGY FUND, JANUS GLOBAL RESEARCH FUND, INTECH RISK-MANAGED STOCK FUND, JANUS GLOBAL OPPORTUNITIES FUND, JANUS OVERSEAS FUND, or JANUS WORLDWIDE FUND held for three months or less may be subject to the Funds' redemption fee. The redemption fee is 2.00% of a shareholder's redemption proceeds. This fee is paid to the Funds rather than Janus Capital, and is designed to deter excessive short-term trading and to offset the brokerage commissions, market impact, and other costs associated with changes in the Funds' asset level and cash flow due to short-term money movements in and out of the Funds.

You should consider this information in deciding whether the Fund is an appropriate investment for you.

                             Janus Investment Fund
                              Janus Research Fund

                       Supplement dated October 12, 2006
                       To Currently Effective Prospectus

Effective for shares purchased after December 31, 2006, Janus Research Fund (to be renamed Janus Global Research Fund) will impose a redemption fee of 2.00% of the redemption amount for shares redeemed (including exchanges) within three months of purchase.

The following sections of the Prospectus are supplemented or replaced as noted, each effective December 31, 2006.

The following replaces the corresponding paragraph in the "FEES AND EXPENSES" section of the Prospectus:

   SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees, or exchange fees. The Funds are no-load investments, so you will generally not pay any shareholder fees when you buy or sell shares of the Funds. However, if you sell shares of Janus Global Life Sciences Fund, Janus Global Technology Fund, Janus Global Research Fund, INTECH Risk-Managed Stock Fund, Janus Global Opportunities Fund, Janus Overseas Fund, or Janus Worldwide Fund that you have held for three months or less, you may pay a redemption fee.

The following replaces the corresponding table information in the "FEES AND EXPENSES" section of the Prospectus:

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)

    Sales charges.............................................  None
    Redemption fee on shares of Janus Global Life Sciences
      Fund, Janus Global Technology Fund, Janus Global
      Research Fund, INTECH Risk-Managed Stock Fund, Janus
      Global Opportunities Fund, Janus Overseas Fund, and
      Janus Worldwide Fund held for three months or less (as a
      % of amount redeemed)...................................  2.00%(1)(2)
    Exchange fee..............................................  None(2)

 (1) The redemption fee may be waived in certain circumstances, as described in the Shareholder's Guide.

 (2) An exchange of Janus Global Life Sciences Fund, Janus Global Technology Fund, Janus Global Research Fund, INTECH Risk-Managed Stock Fund, Janus Global Opportunities Fund, Janus Overseas Fund, or Janus Worldwide Fund shares held for three months or less may be subject to the Funds' 2.00% redemption fee.

The following replaces the corresponding paragraph in the "EXCHANGES" section of the Prospectus:

   An exchange from JANUS GLOBAL LIFE SCIENCES FUND, JANUS GLOBAL TECHNOLOGY FUND, JANUS GLOBAL RESEARCH FUND, INTECH RISK-MANAGED STOCK FUND, JANUS GLOBAL OPPORTUNITIES FUND, JANUS OVERSEAS FUND, or JANUS WORLDWIDE FUND of shares held for three months or less may be subject to the Funds' redemption fee. For more information on redemption fees, including a discussion of the circumstances in which the redemption fee may not apply, see "Redemption Fee."

The following replaces the corresponding paragraph in the "REDEMPTION FEE" section of the Prospectus:

   Redemptions (and exchanges) of shares from JANUS GLOBAL LIFE SCIENCES FUND, JANUS GLOBAL TECHNOLOGY FUND, JANUS GLOBAL RESEARCH FUND, INTECH RISK-MANAGED STOCK FUND, JANUS GLOBAL OPPORTUNITIES FUND, JANUS OVERSEAS FUND, or JANUS WORLDWIDE FUND held for three months or less may be subject to the Funds' redemption fee. The redemption fee is 2.00% of a shareholder's redemption proceeds. This fee is paid to the Funds rather than Janus Capital, and is designed to deter excessive short-term trading and to offset the brokerage commissions, market impact, and other costs associated with changes in the Funds' asset level and cash flow due to short-term money movements in and out of the Funds.

You should consider this information in deciding whether the Fund is an appropriate investment for you.

                             Janus Investment Fund
                              Janus Research Fund

                       Supplement dated October 12, 2006
                       To Currently Effective Prospectus

Effective for shares purchased after December 31, 2006, Janus Research Fund (to be renamed Janus Global Research Fund) will impose a redemption fee of 2.00% of the redemption amount for shares redeemed (including exchanges) within three months of purchase.

The following sections of the Prospectus are supplemented or replaced as noted, each effective December 31, 2006.

The following replaces the corresponding paragraph in the "FEES AND EXPENSES" section of the Prospectus:

   SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees, or exchange fees. The Fund is a no-load investment, so you will generally not pay any shareholder fees when you buy or sell shares of the Fund. However, if you sell shares of the Fund that you have held for three months or less, you may pay a redemption fee.

The following is added as the first section to the table in the "FEES AND EXPENSES" section of the Prospectus:

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)

    Sales charges.............................................  None
    Redemption fee on shares of the Fund held for three months or less (as a % of amount redeemed).....................  2.00%(1)(2)
    Exchange fee..............................................  None(2)

 (1) The redemption fee may be waived in certain circumstances, as described in the Shareholder's Guide.

 (2) An exchange of Fund shares held for three months or less may be subject to the Fund's 2.00% redemption fee.

The following is added as a new bullet point in the "EXCHANGES" section of the
Prospectus:

   An exchange from the Fund of shares held for three months or less may be subject to the Fund's redemption fee. For more information on redemption fees, including a discussion of the circumstances in which the redemption fee may not apply, see "Redemption Fee."

The following is added to the "SHAREHOLDER'S GUIDE" section of the Prospectus:

REDEMPTION FEE

   Redemptions (and exchanges) of shares from the Fund held for three months or less may be subject to the Fund's redemption fee. The redemption fee is 2.00% of a shareholder's redemption proceeds. This fee is paid to the Fund rather than Janus Capital, and is designed to deter excessive short-term trading and to offset the brokerage commissions, market impact, and other costs associated with changes in the Fund's asset level and cash flow due to short-term money movements in and out of the Fund.

   Certain intermediaries have agreed to charge the Fund's redemption fee on their customers' accounts. In this case, the amount of the fee and the holding period will generally be consistent with the Fund's. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may differ in some respects from the Fund's.

   The redemption fee does not apply to certain types of accounts held through intermediaries, including: (i) certain employer-sponsored retirement plans;
   (ii) certain broker wrap fee and other fee-based programs; (iii) certain omnibus accounts where the omnibus account holder does not have the operational capability to impose a redemption fee on its underlying customers' accounts; and (iv) certain intermediaries that do not have or report to the Fund sufficient information to impose a redemption fee on their customers' accounts.

   In addition, the redemption fee does not apply to: (i) premature distributions from retirement accounts that are exempt from IRS penalty due to the disability of or medical expenses incurred by the shareholder; (ii) required minimum distributions from retirement accounts; (iii) return of excess contributions in retirement accounts; (iv) redemptions resulting in the settlement of an estate due to the death of the shareholder; (v) involuntary redemptions imposed by Janus Capital; and (vi) reinvested distributions (dividends and capital gains). When cooperation from a financial intermediary is necessary to impose a redemption fee on its customers' accounts, different or additional exemptions may be applied by the financial intermediary. Redemption fees may be waived under certain circumstances involving involuntary redemptions imposed by intermediaries. Contact your financial intermediary or refer to your plan documents for more information on whether the redemption fee is applied to your shares.

   In addition to the circumstances previously noted, the Fund reserves the right to waive the redemption fee at its discretion where it believes such waiver is in the best interests of the Fund, including but not limited to when it determines that imposition of the redemption fee is not necessary to protect the Fund from the effects of short-term trading. In addition, the Fund reserves the right to modify or eliminate the redemption fee or waivers at any time. If there is a material change to the Fund's redemption fee, the Fund will notify you at least 60 days prior to the effective date of the change.

You should consider this information in deciding whether the Fund is an appropriate investment for you.